Stock based compensation (Details 5)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 Stock Option One [Member] EUR (€)	Dec. 31, 2013 Stock Option One [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Stock Option One [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Stock Option Two [Member] EUR (€)	Dec. 31, 2013 Stock Option Two [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Stock Option Two [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Stock Option Three [Member] EUR (€)	Dec. 31, 2013 Stock Option Three [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Stock Option Three [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Stock Option Four [Member] EUR (€)	Dec. 31, 2013 Stock Option Four [Member] Minimum [Member] EUR (€)	Dec. 31, 2013 Stock Option Four [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Stock Option Five [Member] EUR (€)	Dec. 31, 2013 Stock Option Five [Member] Minimum [Member] USD ($)	Dec. 31, 2013 Stock Option Five [Member] Maximum [Member] EUR (€)	Dec. 31, 2013 Equity Option [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros		€ 0	€ 3.28		€ 4.03	€ 5.44		€ 6.40	€ 12.02		€ 12.86	€ 16.23		$ 19.2	€ 25.39
Stock Options Outstanding, Number of shares	482,000			1,585,000			63,500			898,990			305,500			3,334,990
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	8 years 5 months 5 days			6 years 5 months 5 days			1 year 2 months 5 days			1 year 6 months 29 days			2 years 7 months 10 days			3 years 9 months 18 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 3.12			€ 4.94			€ 11.43			€ 14.64			€ 24.09			€ 9.17
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 2.72			€ 0.89			€ 0			€ 0			€ 0			€ 1.32
Stock Options Exercisable, Number of shares	97,500			852,500			63,500			898,990			305,500			2,217,990
Stock Options Exercisable, Weighted average exercise price in euros	€ 3.28			€ 4.87			€ 11.43			€ 14.64			€ 24.09			€ 11.59
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 2.56			€ 0.96			€ 0			€ 0			€ 0			€ 1.13